Long-Term Debt and Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt and Other Long-Term Liabilities

Note 9. Long‑Term Debt and Other Long-Term Liabilities

Long-term debt consisted of the following (in thousands):

	December 31,
	2017	2016
New Term Loan	$956,750	$—
Less: Unamortized discount and debt issuance costs	(18,748)	—
Net	938,002	—
6% Senior Notes	875,000	—
Plus: Unamortized debt premium	26,605	—
Less: Unamortized debt issuance costs	(20,716)	—
Net	880,889	—
7% Senior Notes	375,000	375,000
Less: Unamortized discount and debt issuance costs	(7,146)	(8,141)
Net	367,854	366,859
Term Loan	—	418,625
Less: Unamortized discount and debt issuance costs	—	(12,578)
Net	—	406,047
Prior Revolving Credit Facility	—	29,000
Less: Unamortized debt issuance costs	—	(2,023)
Net	—	26,977
Capital leases	917	543
Long-term notes payable	2,531	—
Less: Current portion	(615)	(4,545)
Total long-term debt	$2,189,578	$795,881

Maturities of the principal amount of the Company’s long-term debt as of December 31, 2017 are as follows:

Years ending December 31,	(In thousands)
2018	$615
2019	425
2020	172
2021	116
2022	126
Thereafter	2,208,744
$2,210,198

In connection with the Isle Acquisition, the Company completed a debt financing transaction comprised of: (a) a senior secured credit facility in an aggregate principal amount of $1.75 billion with a (i) term loan facility of $1.45 billion and (ii) revolving credit facility of $300.0 million and (b) $375.0 million of 6% senior unsecured notes. The proceeds of such borrowings were used to pay the cash portion of the consideration payable in the Isle Merger, refinance all of Isle’s existing credit facilities, redeem or otherwise repurchase all of Isle’s and senior and senior subordinated notes, refinance the Company’s existing credit facility and pay transaction fees and expenses related to the foregoing.

On September 13, 2017, the Company issued an additional $500.0 million in aggregate principal amount of its 6% Senior Notes (as defined below) at an issue price equal to 105.5% of the principal amount. The 6% Senior Notes were issued as additional notes under the 6% Senior Notes Indenture dated March 29, 2017 (as defined below), as supplemented by the supplemental indenture dated as of May 1, 2017 between the Company, the guarantors party thereto and U.S. Bank National Association, pursuant to which the Company previously issued $375.0 million aggregate principal amount of 6% Senior Notes. The additional 6% Senior Notes formed part of a single class of securities together with the initial 6% Senior Notes for all purposes under the 6% Senior Notes Indenture, including waivers, amendments, redemptions and offers to purchase.

The Company used the proceeds of the offering to repay all of the outstanding borrowings under the New Revolving Credit Facility (as defined below) totaling $78.0 million and used the remainder to repay outstanding borrowings totaling $444.5 million under the New Term Loan plus related accrued interest.

Amortization of the debt issuance costs and the discount and premium associated with our indebtedness totaled $6.3 million and $3.5 million for the years ended December 31, 2017 and 2016, respectively. Amortization of debt issuance costs is computed using the effective interest method and is included in interest expense. Amortization expense with respect to deferred financing costs on the Company’s senior secured notes amounted to $0.5 million for year ended December 31, 2015.

In accordance with ASC Topic 470-50, “Debt Modifications and Extinguishments” (“ASC 470-50”), the Company recognized a loss totaling $27.3 million for the year ended December 31, 2017 as a result of the refinance of the Prior Credit Facility (as defined below) in May 2017. The Company also recognized a loss totaling $11.1 million as a result of the issuance of additional 6% Senior Notes in September 2017 resulting in a combined total loss of $38.4 million for the year ended December 31, 2017.

Scheduled maturities of long‑term debt are $375.0 million in 2023, $956.8 million in 2024, and $875.0 million in 2025.

The Company is a holding company with no independent assets or operations. Our 6% Senior Notes and 7% Senior Notes are fully and unconditionally guaranteed, on a joint and several basis, by the subsidiary guarantors. As of December 31, 2017, there were no significant restrictions on the ability of our subsidiaries to distribute cash to us or our guarantor subsidiaries.

Other Long-Term Liabilities

In conjunction with the Isle Acquisition, the Company acquired the existing lease and management agreements at its Nemacolin location. Under the terms of the agreements, Nemacolin Woodland Resort (“Resort”) provided land, land improvements and a building for the casino property. In accordance with ASC 840, the Company was deemed, for accounting purposes only, to be the owner of these assets provided by the Resort during the construction and casino operating periods due to the Company’s continuing involvement. Therefore, the transaction was accounted for using the direct financing method. As of December 31, 2017, the Company recorded property and equipment, net of accumulated depreciation, of $4.2 million, and a liability of $4.5 million in other long-term liabilities related to the agreement.

In conjunction with the Isle Acquisition, the Company acquired the existing lease and management agreements at its Bettendorf location. Under the terms of the agreements with the City of Bettendorf, Iowa, the Company leases, manages, and provides financial and operating support for the convention center (Quad-Cities Waterfront Convention Center). In accordance with ASC 840, the Company was deemed, for accounting purposes only, to be the owner of the convention center due to the Company’s continuing involvement. Therefore, the transaction was accounted for using the direct financing method. As of December 31, 2017, the Company recorded property and equipment, net of accumulated depreciation, of $11.9 million, and a liability of $12.5 million in other long-term liabilities related to the agreement.

Senior Notes

7.0% Senior Notes

On July 23, 2015, the Company issued at par $375.0 million in aggregate principal amount of 7.0% senior notes due 2023 (“7% Senior Notes”) pursuant to the Indenture, dated as of July 23, 2015 (the “7% Senior Notes Indenture”), between the Company and U.S. Bank, National Association, as Trustee. The 7% Senior Notes will mature on August 1, 2023, with interest payable semi-annually in arrears on February 1 and August 1 of each year.

On or after August 1, 2018, the Company may redeem all or a portion of the Senior Notes upon not less than 30 nor more than 60 days’ notice, at the redemption prices (expressed as percentages of the principal amount) set forth below plus accrued and unpaid interest and additional interest, if any, on the Senior Notes redeemed, to the applicable redemption date, if redeemed during the twelve month period beginning on August 1 of the years indicated below:

Year	Percentage
2018	105.250%
2019	103.500%
2020	101.750%
2021 and thereafter	100.000%

Prior to August 1, 2018, the Company may redeem all or a portion of the 7% Senior Notes at a price equal to 100% of the 7% Senior Notes redeemed plus accrued and unpaid interest to the redemption date, plus a “make-whole” premium. At any time prior to August 1, 2018, the Company is also entitled to redeem up to 35% of the original aggregate principal amount of the 7% Senior Notes with proceeds of certain equity financings at a redemption price equal to 107% of the principal amount of the 7% Senior Notes redeemed, plus accrued and unpaid interest. If the Company experiences certain change of control events (as defined in the 7% Senior Notes Indenture), it must offer to repurchase the 7% Senior Notes at 101% of their principal amount, plus accrued and unpaid interest to the applicable repurchase date. If the Company sells assets under certain circumstances and does not use the proceeds for specified purposes, the Company must offer to repurchase the 7% Senior Notes at 100% of their principal amount, plus accrued and unpaid interest to the applicable repurchase dates.

The 7% Senior Notes are subject to redemption imposed by gaming laws and regulations of applicable gaming regulatory authorities.

The 7% Senior Notes Indenture contains certain covenants limiting, among other things, the Company’s ability and the ability of its subsidiaries (other than its unrestricted subsidiaries) to:

•	pay dividends or distributions or make certain other restricted payments or investments;
•	incur or guarantee additional indebtedness or issue disqualified stock or create subordinated indebtedness that is not subordinated to the 7% Senior Notes or the guarantees of the 7% Senior Notes;
•	create liens;
•	transfer and sell assets;
•	merge, consolidate, or sell, transfer or otherwise dispose of all or substantially all of the Company’s assets;
•	enter into certain transactions with affiliates;
•	engage in lines of business other than the Company’s core business and related businesses; and
•	create restrictions on dividends or other payments by restricted subsidiaries.

These covenants are subject to a number of exceptions and qualifications as set forth in the 7% Senior Notes Indenture. The 7% Senior Notes Indenture also provides for customary events of default which, if any of them occurs, would permit or require the principal of and accrued interest on such 7% Senior Notes to be declared due and payable. As of December 31, 2017, the Company was in compliance with all of the covenants under the 7% Senior Notes Indenture relating to the 7% Senior Notes.

6.0% Senior Notes

On March 29, 2017, Eagle II Acquisition Company LLC (“Eagle II”), a wholly-owned subsidiary of the Company, issued $375.0 million aggregate principal amount of 6% Senior Notes due 2025 (the “6% Senior Notes”) pursuant to an indenture, dated as of March 29, 2017 (the “6% Senior Notes Indenture”), between Eagle II and U.S. Bank, National Association, as Trustee. The 6% Senior Notes will mature on April 1, 2025, with interest payable semi-annually in arrears on April 1 and October 1, commencing October 1, 2017. The proceeds of the offering, and additional funds in the amount of $1.9 million in respect of interest expected to be accrued on the 6% Senior Notes, were placed in escrow pending satisfaction of certain conditions, including consummation of the Isle Acquisition. In connection with the consummation of the Isle Acquisition on May 1, 2017, the escrowed funds were released and the Company assumed Eagle II’s obligations under the 6% Senior Notes and the 6% Senior Notes Indenture and certain of the Company’s subsidiaries (including Isle and certain of its subsidiaries) executed guarantees of the Company’s obligations under the 6% Senior Notes.

On September 13, 2017, the Company issued an additional $500.0 million principal amount of its 6% Senior Notes at an issue price equal to 105.5% of the principal amount of the 6% Senior Notes. The additional notes were issued pursuant to the 6% Senior Notes Indenture that governs the 6% Senior Notes. The Company used the proceeds of the offering to repay $78.0 million of outstanding borrowings under the revolving credit facility and used the remainder to repay $444.5 million outstanding borrowings under the term loan facility and related accrued interest.

On or after April 1, 2020, the Company may redeem all or a portion of the 6% Senior Notes upon not less than 30 nor more than 60 days’ notice, at the redemption prices (expressed as percentages of the principal amount) set forth below plus accrued and unpaid interest and additional interest, if any, on the 6% Senior Notes redeemed, to the applicable redemption date, if redeemed during the 12-month period beginning on April 1 of the years indicated below:

Year	Percentage
2020	104.500%
2021	103.000%
2022	101.500%
2023 and thereafter	100.000%

Prior to April 1, 2020, the Company may redeem all or a portion of the 6% Senior Notes at a price equal to 100% of the 6% Senior Notes redeemed plus accrued and unpaid interest to the redemption date, plus a make-whole premium. At any time prior to April 1, 2020, the Company is also entitled to redeem up to 35% of the original aggregate principal amount of the 6% Senior Notes with proceeds of certain equity financings at a redemption price equal to 106% of the principal amount of the 6% Senior Notes redeemed, plus accrued and unpaid interest. If the Company experiences certain change of control events (as defined in the 6% Senior Notes Indenture), it must offer to repurchase the 6% Senior Notes at 101% of their principal amount, plus accrued and unpaid interest to the applicable repurchase date. If the Company sells assets under certain circumstances and does not use the proceeds for specified purposes, the Company must offer to repurchase the 6% Senior Notes at 100% of their principal amount, plus accrued and unpaid interest to the applicable repurchase date.

The 6% Senior Notes are subject to redemption imposed by gaming laws and regulations of applicable gaming regulatory authorities.

The 6% Senior Notes Indenture contains certain covenants limiting, among other things, the Company’s ability and the ability of its subsidiaries (other than its unrestricted subsidiaries) to:

•	pay dividends or distributions or make certain other restricted payments or investments;
•	incur or guarantee additional indebtedness or issue disqualified stock or create subordinated indebtedness that is not subordinated to the 6% Senior Notes or the guarantees of the 6% Senior Notes;
•	create liens;
•	transfer and sell assets;
•	merge, consolidate, or sell, transfer or otherwise dispose of all or substantially all of the Company’s assets;
•	enter into certain transactions with affiliates;
•	engage in lines of business other than the Company’s core business and related businesses; and
•	create restrictions on dividends or other payments by restricted subsidiaries.

These covenants are subject to a number of exceptions and qualifications as set forth in the 6% Senior Notes Indenture. The 6% Senior Notes Indenture also provides for customary events of default which, if any of them occurs, would permit or require the principal of and accrued interest on such 6% Senior Notes to be declared due and payable. As of December 31, 2017, the Company was in compliance with all of the covenants under the 6% Senior Notes Indenture relating to the 6% Senior Notes.

Refinancing of the Term Loan and Revolving Credit Facility

Credit Facility

On July 23, 2015, the Company entered into a new $425.0 million seven year term loan (the “Term Loan”) and a $150.0 million five year revolving credit facility (the “Prior Revolving Credit Facility” and, together with the Term Loan, the “Prior Credit Facility”).

The Term Loan bore interest at a rate per annum of, at the Company’s option, either LIBOR plus 3.25%, with a LIBOR floor of 1.0%, or a base rate plus 2.25%. Borrowings under the Prior Revolving Credit Facility bore interest at a rate per annum of, at the Company’s option, either LIBOR plus a spread ranging from 2.5% to 3.25% or a base rate plus a spread ranging from 1.5% to 2.25%, in each case with the spread determined based on the Company’s total leverage ratio. Additionally, the Company paid a commitment fee on the unused portion of the Prior Revolving Credit Facility not being utilized in the amount of 0.50% per annum.

On May 1, 2017, all of the outstanding amounts under the Prior Credit Facility were repaid with proceeds of borrowings under the New Credit Facility and the Prior Credit Facility was terminated.

New Credit Facility

On April 17, 2017, Eagle II entered into a new credit agreement by and among Eagle II, as initial borrower, JPMorgan Chase Bank, N.A., as administrative agent, and the lenders party thereto dated as of April 17, 2017 (the “New Credit Facility”), consisting of a $1.45 billion term loan facility (the “New Term Loan Facility” or “New Term Loan”) and a $300.0 million revolving credit facility (the “New Revolving Credit Facility”), which was undrawn at closing. The proceeds of the New Term Loan Facility, and additional funds in the amount of $4.5 million in respect of interest expected to be accrued on the New Term Loan Facility, were placed in escrow pending satisfaction of certain conditions, including consummation of the Isle Acquisition. In connection with the consummation of the Isle Acquisition on May 1, 2017, the escrowed funds were released and ERI assumed Eagle II’s obligations under the New Credit Facility and certain of ERI’s subsidiaries (including Isle and certain of its subsidiaries) executed guarantees of ERI’s obligations under the New Credit Facility.

As of December 31, 2017, the Company had $956.8 million outstanding on the New Term Loan. There were no borrowings outstanding under the New Revolving Credit Facility as of December 31, 2017. The Company had $291.6 million of available borrowing capacity, after consideration of $8.4 million in outstanding letters of credit, under its New Revolving Credit Facility as of December 31, 2017. At December 31, 2017, the weighted average interest rate on the New Term Loan was 3.6%, and the weighted average interest rate on the New Revolving Credit Facility was 4.0% based upon the weighted average interest rate of borrowings outstanding during 2017.

The Company applied the net proceeds of the New Term Loan Facility and borrowings under the New Revolving Credit Facility, together with the proceeds of the 6% Senior Notes and cash on hand, to (i) pay the cash portion of the consideration payable in the Isle Merger, (ii) refinance all of the debt outstanding under Isle’s existing credit facility, (iii) redeem or otherwise repurchase all of Isle’s outstanding senior and senior subordinated notes, (iv) refinance the Company’s Prior Credit Facility and (v) pay fees and costs associated with the foregoing.

The Company’s obligations under the New Revolving Credit Facility will mature on April 17, 2022. The Company’s obligations under the New Term Loan Facility will mature on April 17, 2024. The Company was required to make quarterly principal payments in an amount equal to $3.6 million on the New Term Loan Facility on the last day of each fiscal quarter beginning on June 30, 2017 but satisfied this requirement as a result of the principal prepayment of $444.5 million on September 13, 2017 in conjunction with the issuance of the additional 6% Senior Notes. In addition, the Company is required to make mandatory payments of amounts outstanding under the New Credit Facility with the proceeds of certain casualty events, debt issuances, and asset sales and, depending on its consolidated total leverage ratio, the Company may be required to apply a portion of its excess cash flow to repay amounts outstanding under the New Credit Facility.

The interest rate per annum applicable to loans under the New Revolving Credit Facility are, at our option, either (i) LIBOR plus a margin ranging from 1.75% to 2.50% or (ii) a base rate plus a margin ranging from 0.75% to 1.50%, which margin is based on our total leverage ratio. The interest rate per annum applicable to the loans under the New Term Loan Facility is, at our option, either (i) LIBOR plus 2.25%, or (ii) a base rate plus 1.25%; provided, however, that in no event will LIBOR be less than zero or the base rate be less than 1.00% over the term of the New Term Loan Facility or the New Revolving Credit Facility. Additionally, the Company pays a commitment fee on the unused portion of the New Revolving Credit Facility not being utilized in the amount of 0.50% per annum.

The New Credit Facility contains a number of customary covenants that, among other things, restrict, subject to certain exceptions, the Company’s ability and the ability of the subsidiary guarantors to incur debt; create liens; engage in mergers, consolidations or asset dispositions; pay dividends or make distributions; make investments, loans or advances; engage in certain transactions with affiliates or subsidiaries; or modify their lines of business.

The New Credit Facility is secured by substantially all of the Company’s personal property assets and substantially all personal property assets of each subsidiary that guaranties the New Credit Facility (other than certain subsidiary guarantors designated as immaterial) (the “New Credit Facility Guarantors”), whether owned on the closing date of the New Credit Facility or thereafter acquired, and mortgages on the real property and improvements owned or leased us or the New Credit Facility Guarantors. The New Credit Facility is also secured by a pledge of all of the equity owned by the Company and the New Credit Facility Guarantors (subject to certain gaming law restrictions). The credit agreement governing the New Credit Facility contains a number of customary covenants that, among other things, restrict, subject to certain exceptions, the Company’s ability and the ability of the New Credit Facility Guarantors to incur additional indebtedness, create liens, engage in mergers, consolidations or asset dispositions, make distributions, make investments, loans or advances, engage in certain transactions with affiliates or subsidiaries or make capital expenditures.

The New Credit Facility also includes certain financial covenants, including the requirements that we maintain throughout the term of the New Credit Facility and measured as of the end of each fiscal quarter, and solely with respect to loans under the New Revolving Credit Facility, a maximum consolidated total leverage ratio of not more than 6.50 to 1.00 for the period beginning on the closing date and ending with the fiscal quarter ending December 31, 2018, 6.00 to 1.00 for the period beginning with the fiscal quarter beginning January 1, 2019 and ending with the fiscal quarter ending December 31, 2019, and 5.50 to 1.00 for the period beginning with the fiscal quarter beginning January 1, 2020 and thereafter. The Company will also be required to maintain an interest coverage ratio in an amount not less than 2.00 to 1.00 measured on the last day of each fiscal quarter beginning on the closing date, and ending with the fiscal quarter ending December 31, 2018, 2.50 to 1.00 for the period beginning with the fiscal quarter beginning January 1, 2019 and ending with the fiscal quarter ending December 31, 2019, and 2.75 to 1.00 for the period beginning with the fiscal quarter beginning January 1, 2020 and thereafter.

The New Credit Facility contains a number of customary events of default, including, among others, for the non-payment of principal, interest or other amounts, the inaccuracy of certain representations and warranties, the failure to perform or observe certain covenants, a cross default to our other indebtedness including the Notes, certain events of bankruptcy or insolvency; certain ERISA events, the invalidity of certain loan documents, certain changes of control and the loss of certain classes of licenses to conduct gaming. If any event of default occurs, the lenders under the New Credit Facility would be entitled to take various actions, including accelerating amounts outstanding thereunder and taking all actions permitted to be taken by a secured creditor. As of December 31, 2017, the Company was in compliance with the covenants under the New Credit Facility.